Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Oct. 28, 2012	Jan. 29, 2012	Jan. 30, 2011
Receivables, allowance for doubtful accounts	$ 25	$ 32	$ 36
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	1,000	1,000	1,000
Common stock, issued	1,000	1,000	1,000
Common stock, outstanding	1,000	1,000	1,000